OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER CURRENT ASSETS [Abstract]
Schedule of Other Current Assets
Other current assets consist of the following:

	As of December 31,
	2011	2012

Short-term deposits	$1,858	$1,588
Other assets from non-monetary transactions(i)	3,142	1,736
Input VAT receivable	-	1,955
Loan receivable from a third party (ii)	-	1,732
Interest receivable	248	438
Advances to employees	347	418
Prepaid agency fees	395	262
Other prepaid expenses	637	1,659

	$6,627	$9,788

(i)	Other assets from non-monetary transactions primarily consist of exchange golf club membership cards.

(ii)	Loan receivable is related to amount lent to a third party company for cooperation on a TV series with stated term of one year and annual interest rate of 15%.